10-Q PROPERTY, PLANT AND EQUIPMENT, NET AND MINERAL RIGHTS	3 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET AND MINERAL RIGHTS	PROPERTY, PLANT AND EQUIPMENT, NET AND MINERAL RIGHTS
Properties, plant and equipment at December 31, 2021 and 2020, respectively, include the following:

	December 31, 2021	December 31, 2020
Land	$6,328,338	$—
Real property leased to third parties	3,298,311	3,298,311
Property, plant and equipment for mineral processing	27,644,745	27,644,744
Other property and equipment	4,438,657	4,367,229
Accumulated depreciation	(27,146,379)	(26,685,584)
Total property, plant and equipment, net	$14,563,672	$8,624,700
During the years ended December 31, 2021 and 2020, the Company recognized depreciation expense of $0.5 million and $1.2 million, respectively.
Mineral Rights and Properties
Comstock and its subsidiaries own, control, or retain an interest in 9,358 acres located in Storey and Lyon Counties, Nevada, just south of Virginia City, Nevada (referred to collectively herein as the “Comstock Mineral Estate”), including 2,396 acres of patented claims and surface parcels, approximately 6,962 acres of unpatented claims administered by the BLM, five mineral leases, one joint venture (providing exclusive rights to exploration, development, mining and production), royalty interests, and fee ownership of real property, including 126 patented and 392 unpatented mineral lode claims, as well as 39 unpatented placer claims. Our properties at December 31, 2021 and December 31, 2020 consisted of the following:

	December 31, 2021	December 31, 2020
Comstock Mineral Estate	$6,261,706	$6,190,239
Other mineral properties	317,405	317,405
Water rights	90,000	90,000
Total mineral rights and properties	$6,669,111	$6,597,644
The Comstock Mineral Estate is partitioned for management purposes based on identified resource areas and exploration targets. During the years ended December 31, 2021 and 2020, we did not record any depletion expense, as none of the properties are in production. All of our mineral exploration and mining lease payments are classified as mining and mining claims costs and expenses in the consolidated statements of operations.
PROPERTY, PLANT AND EQUIPMENT, NET AND MINERAL RIGHTS
Properties, plant and equipment at March 31, 2022 and December 31, 2021, respectively, include the following:

	March 31, 2022	December 31, 2021
Land	$6,328,338	$6,328,338
Real property leased to third parties	3,298,312	3,298,311
Property, plant and equipment for mineral processing	27,644,745	27,644,745
Other property and equipment	5,221,158	4,438,657
Accumulated depreciation	(27,284,196)	(27,146,379)
Total property, plant and equipment, net	$15,208,357	$14,563,672
During the three months ended March 31, 2022 and 2021, the Company recognized depreciation expense of $137,816 and $114,906, respectively.
Mineral Rights and Properties
Comstock and its subsidiaries own, control, or retain an interest in 9,358 acres located in Storey and Lyon Counties, Nevada, just south of Virginia City, Nevada (referred to collectively herein as the “Comstock Mineral Estate”), including 2,396 acres of patented claims and surface parcels, approximately 6,962 acres of unpatented claims administered by the BLM, five mineral leases, one joint venture (providing exclusive rights to exploration, development, mining and production), royalty interests, and fee ownership of real property, including 126 patented and 392 unpatented mineral lode claims, as well as 39 unpatented placer claims. These mineral properties include the reconveyance of the Lucerne mine and related mineral properties now subject to the Lucerne Option with Tonogold. Our properties at March 31, 2022 and December 31, 2021 consisted of the following:

	March 31, 2022	December 31, 2021
Comstock Mineral Estate	$6,261,706	$6,261,706
Lucerne mineral properties	6,844,474	—
Other mineral properties	317,405	317,405
Water rights	90,000	90,000
Total mineral rights and properties	$13,513,585	$6,669,111
The Comstock Mineral Estate is partitioned for management purposes based on identified resource areas and exploration targets. During the three months ended March 31, 2022 and 2021, we did not record any depletion expense, as none of the properties are in production. All of our mineral exploration and mining lease payments are classified as selling, general and administrative expenses in the condensed consolidated statements of operations.
LINICO Construction in Progress
At March 31, 2022 and December 31, 2021, respectively, LINICO had $4,020,473 and $3,219,607 in construction in progress which included $3,931,339 and $3,219,607, respectively, in deposits with various vendors for the plant and equipment. Depreciation for the related assets will begin once they are placed in service.